The Japan Fund

Investment Objective
The Japan Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (The Japan Fund) THE JAPAN FUND, INC.	Class A	Class C		Class I	Class S
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%	none	[1]	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	1.00%	[1]	none	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%	2.00%	[1]	2.00%	2.00%
[1]	There is no contingent deferred sales charge on Class C shares after 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (The Japan Fund) THE JAPAN FUND, INC.		Class A	Class C	Class I	Class S
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.08%
Other Expenses		1.50%	1.42%	1.29%	1.29%
Total Annual Fund Operating Expenses		2.35%	3.02%	1.89%	1.97%
Fee Waiver and Expense Reimbursement	[1]	(0.50%)	(0.42%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.85%	2.60%	1.60%	1.68%
[1]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your Shares
Expense Example (The Japan Fund) THE JAPAN FUND, INC. (USD $)	Class A	Class C	Class I	Class S
1-Year	752	263	163	171
3-Year	1,221	893	566	591
5-Year	1,715	1,549	995	1,036
10-Year	3,070	3,305	2,188	2,273

If you did not redeemed your Shares
Expense Example, No Redemption (The Japan Fund) THE JAPAN FUND, INC. (USD $)	Class A	Class C	Class I	Class S
1-Year	752	263	163	171
3-Year	1,221	893	566	591
5-Year	1,715	1,549	995	1,036
10-Year	3,070	3,305	2,188	2,273

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan. Securities include common stocks, preferred stocks, convertible securities and warrants. The Fund will normally invest in common stocks. The Fund may also invest in Japanese real estate investment trusts ("J-REITs") and Japanese exchange traded funds ("ETFs"). The Fund utilizes a "multi-manager" approach pursuant to which the Fund's investments are allocated among experienced portfolio management teams who are responsible for large cap value, large cap growth and small cap growth/value blend investment styles. The Fund may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to economic and political conditions in Japan and geopolitical conditions in Asia and the Middle East. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Growth and Value Investing Risks – Growth stocks tend to be more expensive and more sensitive to changes in their earnings than other types of stocks. The price of value stocks may not increase as anticipated, and value stocks may not pay dividends, if other investors fail to recognize the issuer's value or favor investing in faster-growing issuers.

Exchange Traded Funds – ETFs seek to track the performance of securities indices. The market value of an ETF is expected to rise and fall with changes in the value of its underlying index, but an ETF's return may not match the return of its underlying index as a result of expenses, cash flows and investment timing differences. Shares of ETFs have many of the same risks as direct investments in common stocks and bonds.

REIT and J-REIT Risk – Investing in real estate investment trusts ("REITs") involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk. J-REITs are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Bar Chart and Performance Information

The bar chart and table below show the returns for the Fund's Class S shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class S shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class S shares. After-tax returns for Class A, C and I shares will vary. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Class S Annual Total Returns (%) as of December 31 each year

Best Quarter 9/30/03, was 30.23%; and Worst Quarter 9/30/01, was -19.86%
Performance Table Average Annual Total Returns (%) as of December 31, 2010
Average Annual Total Returns (The Japan Fund) THE JAPAN FUND, INC.		Inception date	1 Year	5 Years	10 Years
Class S			16.28%	(4.25%)	0.72%
Class S Return after Taxes on Distributions			16.20%	(4.41%)	0.62%
Class S Return after Taxes on Distributions and Sale of Fund Shares			10.58%	(3.65%)	0.56%
Class A		Dec 29, 2008	16.03%		11.89%	[1]
Class C		Dec 29, 2008	14.98%		11.20%	[1]
Class I		Dec 29, 2008	16.19%		12.31%	[1]
The Tokyo Stock Price Index (reflects no deductions for fees, expenses or taxes)	[2]		13.86%	(3.27%)	1.03%
[1]	Since inception.
[2]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class A, C, and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Asia Pacific ex Japan Fund

Investment Objective
The Asia Pacific ex Japan Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Asia Pacific ex Japan Fund) ASIA PACIFIC EX JAPAN FUND	Class A	Class C		Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	1.00%	[1]	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%	2.00%	[1]	2.00%
[1]	There is no contingent deferred sales charge on Class C shares after 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Asia Pacific ex Japan Fund) ASIA PACIFIC EX JAPAN FUND		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	7.65%	7.55%	6.81%
Total Annual Fund Operating Expenses		9.00%	9.65%	7.91%
Fee Waiver and Expense Reimbursement	[2]	(7.25%)	(7.15%)	(6.41%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2]	1.75%	2.50%	1.50%
[1]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.69%, 7.75% and 7.05% for Class A shares, Class C shares and Class I shares, respectively.
[2]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.50% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your Shares
Expense Example (Asia Pacific ex Japan Fund) ASIA PACIFIC EX JAPAN FUND (USD $)	Class A	Class C	Class I
1-Year	743	253	153
3-Year	2,425	2,140	1,743
5-Year	3,975	3,856	3,242
10-Year	7,340	7,494	6,624

If you did not redeem your Shares
Expense Example, No Redemption (Asia Pacific ex Japan Fund) ASIA PACIFIC EX JAPAN FUND (USD $)	Class A	Class C	Class I
1-Year	743	253	153
3-Year	2,425	2,140	1,743
5-Year	3,975	3,856	3,242
10-Year	7,340	7,494	6,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies in the Asia Pacific region, excluding Japan, either directly or through its investments in other funds. Equity securities include common stocks and related securities, such as preferred stock, convertible securities, depositary receipts and real estate investment trusts ("REITs"). Nomura Asset Management Singapore Limited ("NAM Singapore"), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers. The Fund may invest in the Greater China Fund and the India Fund, which are also series of the Corporation to the extent permitted by applicable law.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in the Asia Pacific region, exclusive of Japan, the Fund's performance is expected to be closely tied to economic and political conditions in the Asia Pacific region and geopolitical conditions in the Asia Pacific region. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

REIT Risk – Investing in REITs involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.

Fund of Funds Risk – An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund's expenses and, indirectly, the management fees and other expense of the underlying funds although the management fee paid to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees; provided, however, that the management fee paid to NAM USA will be calculated by including investments in money market funds that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Bar Chart and Performance Information

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 29.55%; and Worst Quarter 6/30/10, was -8.53%
Performance Table Average Annual Total Returns (%) as of December 31,2010
Average Annual Total Returns (Asia Pacific ex Japan Fund) ASIA PACIFIC EX JAPAN FUND		Inception date	1 Year	Lifetime
Class A		Dec 29, 2008	18.41%	39.08%
Class A Return after Taxes on Distributions		Dec 29, 2008	14.83%	34.39%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	13.93%	31.56%
Class C		Dec 29, 2008	17.50%	38.05%
Class I		Dec 29, 2008	18.68%	39.43%
MSCI All Country (AC) Pacific ex Japan Index (reflects no deductions for fees, expenses or taxes)	[1]		18.13%	45.51%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

India Fund
Investment Objective
The India Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (India Fund) INDIA FUND	Class A	Class C		Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	1.00%	[1]	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%	2.00%	[1]	2.00%
[1]	There is no contingent deferred sales charge on Class C shares after 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (India Fund) INDIA FUND		Class A	Class C	Class I
Management Fees		1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	5.73%	5.72%	5.73%
Total Annual Fund Operating Expenses		7.18%	7.92%	6.93%
Fee Waiver and Expense Reimbursement	[2]	(5.23%)	(5.22%)	(5.23%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2]	1.95%	2.70%	1.70%
[1]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 5.76%, 5.97% and 5.98% for Class A shares, Class C shares and Class I shares, respectively.
[2]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.70% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your Shares
Expense Example (India Fund) INDIA FUND (USD $)	Class A	Class C	Class I
1-Year	762	273	173
3-Year	2,127	1,846	1,577
5-Year	3,433	3,328	2,928
10-Year	6,456	6,672	6,084

If you did not redeem your Shares
Expense Example, No Redemption (India Fund) INDIA FUND (USD $)	Class A	Class C	Class I
1-Year	762	273	173
3-Year	2,127	1,846	1,577
5-Year	3,433	3,328	2,928
10-Year	6,456	6,672	6,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. A majority of the equity securities of Indian companies in which the Fund invests will be publicly-traded securities. The Fund is non-diversified and may invest a relatively high percentage of its assets in a small number of issuers. Nomura Asset Management Singapore Limited ("NAM Singapore"), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in India, the Fund's performance is expected to be closely tied to economic and political conditions in India and geopolitical conditions in India. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

There are restrictions on foreign investment and are exchange control regulations in India. There can be no assurance that these restrictions and regulations will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Non-Diversification Risk – Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any singular event affecting those issuers than is a diversified fund.

 Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Bar Chart and Performance Information

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 57.39%; and Worst Quarter 3/31/09, was -8.46%
Performance Table Average Annual Total Returns (%) as of December 31, 2010
Average Annual Total Returns (India Fund) INDIA FUND		Inception date	1 Year	Lifetime
Class A		Dec 29, 2008	19.67%	46.95%
Class A Return after Taxes on Distributions		Dec 29, 2008	16.93%	38.14%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	13.56%	35.56%
Class C		Dec 29, 2008	18.90%	45.88%
Class I		Dec 29, 2008	19.99%	47.31%
MSCI India Index (reflects no deductions for fees, expenses or taxes)	[1]		20.95%	58.63%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Greater China Fund
Investment Objective
The Greater China Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Greater China Fund) Greater China Fund	Class A	Class C		Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	1.00%	[1]	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%	2.00%	[1]	2.00%
[1]	There is no contingent deferred sales charge on Class C shares after 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Greater China Fund) Greater China Fund		Class A	Class C	Class I
Management Fees		1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	6.96%	6.94%	6.89%
Total Annual Fund Operating Expenses		8.41%	9.14%	8.09%
Fee Waiver and Expense Reimbursement	[2]	(6.46%)	(6.44%)	(6.39%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2]	1.95%	2.70%	1.70%
[1]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.03%, 7.05% and 7.16% for Class A shares, Class C shares and Class I shares, respectively.
[2]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.70% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your Shares
Expense Example (Greater China Fund) Greater China Fund (USD $)	Class A	Class C	Class I
1-Year	762	273	173
3-Year	2,341	2,067	1,793
5-Year	3,814	3,715	3,315
10-Year	7,078	7,273	6,726

If you did not redeem your Shares
Expense Example, No Redemption (Greater China Fund) Greater China Fund (USD $)	Class A	Class C	Class I
1-Year	762	273	173
3-Year	2,341	2,067	1,793
5-Year	3,814	3,715	3,315
10-Year	7,078	7,273	6,726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Chinese companies (companies located or having a principal trading market in China, Hong Kong or Taiwan) or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The Fund is non-diversified and may invest a relatively high percentage of its assets in a small number of issuers. Nomura Asset Management Hong Kong Limited ("NAM Hong Kong"), on behalf of the Fund, uses a proprietary quantitative investment process together with fundamental analysis. NAM Hong Kong, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in China, Hong Kong and Taiwan, the Fund's performance is expected to be closely tied to economic and political conditions in those areas and geopolitical conditions in the China region. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Non-Diversification Risk – Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any singular event affecting those issuers than is a diversified fund.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Bar Chart and Performance Information

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 25.27%; and Worst Quarter 6/30/10, was -7.75%
Performance Table Average Annual Total Returns (%) as of December 31, 2010
Average Annual Total Returns (Greater China Fund) Greater China Fund		Inception date	1 Year	Lifetime
Class A		Dec 29, 2008	16.13%	33.13%
Class A Return after Taxes on Distributions		Dec 29, 2008	14.04%	30.77%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	12.43%	27.74%
Class C		Dec 29, 2008	15.29%	32.14%
Class I		Dec 29, 2008	16.40%	33.47%
MSCI Golden Dragon Index (reflects no deductions for fees, expenses or taxes)	[1]		13.24%	39.28%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Global Equity Income Fund
Investment Objective
The Global Equity Income Fund's (the "Fund") investment objective is to achieve current income and long-term growth of capital through investing in relatively high dividend-paying stocks.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Global Equity Income Fund) GLOBAL EQUITY INCOME FUND	Class A	Class C		Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	1.00%	[1]	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%	2.00%	[1]	2.00%
[1]	There is no contingent deferred sales charge on Class C shares after 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Equity Income Fund) GLOBAL EQUITY INCOME FUND		Class A	Class C	Class I
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	8.61%	8.40%	8.69%
Total Annual Fund Operating Expenses		9.76%	10.30%	9.59%
Fee Waiver and Expense Reimbursement	[2]	(8.26%)	(8.05%)	(8.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2]	1.50%	2.25%	1.25%
[1]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 8.68%, 8.69% and 9.01% for Class A shares, Class C shares and Class I shares, respectively.
[2]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.25% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your Shares
Expense Example (Global Equity Income Fund) GLOBAL EQUITY INCOME FUND (USD $)	Class A	Class C	Class I
1-Year	719	228	127
3-Year	2,533	2,234	2,027
5-Year	4,179	4,033	3,756
10-Year	7,656	7,760	7,432

If you did not redeem your Shares
Expense Example, No Redemption (Global Equity Income Fund) GLOBAL EQUITY INCOME FUND (USD $)	Class A	Class C	Class I
1-Year	719	228	127
3-Year	2,533	2,234	2,027
5-Year	4,179	4,033	3,756
10-Year	7,656	7,760	7,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund seeks to focus on income-producing equity securities, such as common and preferred dividend-paying stocks and real estate investment trusts ("REITs"). The Fund may invest in other types of securities and invests in U.S. and non-U.S. issuers. Under normal market conditions, the Fund will invest significantly (at least 40% of its assets unless market conditions are not deemed favorable by Nomura Asset Management Co., Ltd ("NAM Tokyo"), in which case the Fund would invest at least 30% of its assets) in non-U.S. companies. The Fund may invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or limited number of countries, but in no event will the Fund be invested in fewer than three different countries, as selected by NAM Tokyo. NAM Tokyo, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

REIT Risk – Investing in REITs involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.

Inflation Risk – The value of assets or income from the Fund's investments may be worth less in the future if inflation decreases the value of money.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives Policies and Strategies" section in the SAI.

Bar Chart and Performance Information

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 17.70%; and Worst Quarter 3/31/09, was -13.76%
Performance Table Average Annual Total Returns (%) as of December 31, 2010
Average Annual Total Returns (Global Equity Income Fund) GLOBAL EQUITY INCOME FUND		Inception date	1 Year	Lifetime
Class A		Dec 29, 2008	11.18%	17.72%
Class A Return after Taxes on Distributions		Dec 29, 2008	9.25%	15.91%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	7.84%	14.28%
Class C		Dec 29, 2008	10.22%	16.81%
Class I		Dec 29, 2008	11.35%	17.99%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	[1]		11.76%	22.24%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Global Emerging Markets Fund
Investment Objective
The Global Emerging Markets Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Global Emerging Markets Fund) GLOBAL EMERGING MARKETS FUND	Class A	Class C		Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	1.00%	[1]	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%	2.00%	[1]	2.00%
[1]	There is no contingent deferred sales charge on Class C shares after 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Emerging Markets Fund) GLOBAL EMERGING MARKETS FUND		Class A	Class C	Class I
Management Fees		1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	6.18%	6.17%	6.18%
Total Annual Fund Operating Expenses		7.63%	8.37%	7.38%
Fee Waiver and Expense Reimbursement	[2]	(5.78%)	(5.77%)	(5.78%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2]	1.85%	2.60%	1.60%
[1]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 6.39%, 6.41% and 6.42% for Class A shares, Class C shares and Class I shares, respectively.
[2]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your Shares
Expense Example (Global Emerging Markets Fund) GLOBAL EMERGING MARKETS FUND (USD $)	Class A	Class C	Class I
1-Year	752	263	163
3-Year	2,197	1,920	1,653
5-Year	3,567	3,467	3,073
10-Year	6,688	6,902	6,338

If you did not redeem your Shares
Expense Example, No Redemption (Global Emerging Markets Fund) GLOBAL EMERGING MARKETS FUND (USD $)	Class A	Class C	Class I
1-Year	752	263	163
3-Year	2,197	1,920	1,653
5-Year	3,567	3,467	3,073
10-Year	6,688	6,902	6,338

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of issuers in emerging markets (i.e., countries that have an emerging market as defined by Standard & Poor's® (S&P®), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets. The Fund may invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or limited number of countries. The Fund will invest primarily in common stocks across countries, but in no event will the Fund be invested in fewer than three different countries, as selected by Martin Currie Inc. ("Martin Currie"). Martin Currie, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments.

Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Bar Chart and Performance Information

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 28.18%; and Worst Quarter 6/30/10, was -6.51%
Performance Table Average Annual Total Returns (%) as of December 31, 2010
Average Annual Total Returns (Global Emerging Markets Fund) GLOBAL EMERGING MARKETS FUND		Inception date	1 Year	Lifetime
Class A		Dec 29, 2008	19.38%	39.03%
Class A Return after Taxes on Distributions		Dec 29, 2008	16.99%	35.88%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	13.66%	32.22%
Class C		Dec 29, 2008	18.43%	37.98%
Class I		Dec 29, 2008	19.61%	39.35%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	[1]		18.88%	47.54%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Global Alpha Equity Fund
Investment Objective
The Global Alpha Equity Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ( Global Alpha Equity Fund) GLOBAL ALPHA EQUITY FUND	Class A	Class C		Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	1.00%	[1]	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%	2.00%	[1]	2.00%
[1]	There is no contingent deferred sales charge on Class C shares after 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Alpha Equity Fund) GLOBAL ALPHA EQUITY FUND		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	7.57%	7.60%	7.52%
Total Annual Fund Operating Expenses		8.92%	9.70%	8.62%
Fee Waiver and Expense Reimbursement	[2]	(7.07%)	(7.10%)	(7.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2]	1.85%	2.60%	1.60%
[1]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.86%, 7.70% and 7.83% for Class A shares, Class C shares and Class I shares, respectively.
[2]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your Shares
Expense Example (Global Alpha Equity Fund) GLOBAL ALPHA EQUITY FUND (USD $)	Class A	Class C	Class I
1-Year	752	263	163
3-Year	2,419	2,157	1,881
5-Year	3,958	3,878	3,478
10-Year	7,308	7,519	6,990

If you did not redeem your Shares
Expense Example, No Redemption (Global Alpha Equity Fund) GLOBAL ALPHA EQUITY FUND (USD $)	Class A	Class C	Class I
1-Year	752	263	163
3-Year	2,419	2,157	1,881
5-Year	3,958	3,878	3,478
10-Year	7,308	7,519	6,990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. and non-U.S. companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its assets unless market conditions are not deemed favorable by Martin Currie Inc. ("Martin Currie"), in which case the Fund would invest at least 30% of its assets) in non-U.S. companies. The Fund may invest a substantial amount (i.e., more than 25%) of its assets in issuers located in a single country or a limited number of countries, but in no event will the Fund be invested in fewer than three different countries. Martin Currie, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Concentration Risk – Because the Fund may invest a higher percentage of its assets in a relatively small number of issuers the Fund is more susceptible to any singular event affecting those issuers than is a more broadly diversified fund.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Bar Chart and Performance Information

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 19.39%; and Worst Quarter 6/30/10, was -13.13%
Performance Table Average Annual Total Returns (%) as of December 31, 2010
Average Annual Total Returns (Global Alpha Equity Fund) GLOBAL ALPHA EQUITY FUND		Inception date	1 Year	Lifetime
Class A		Dec 29, 2008	9.45%	18.51%
Class A Return after Taxes on Distributions		Dec 29, 2008	8.44%	17.37%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	7.06%	15.46%
Class C		Dec 29, 2008	8.64%	17.63%
Class I		Dec 29, 2008	9.85%	18.85%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	[1]		11.76%	22.42%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

International Growth Equity Fund
Investment Objective
The International Growth Equity Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (International Growth Equity Fund) INTERNATIONAL GROWTH EQUITY FUND	Class A	Class C		Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	1.00%	[1]	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%	2.00%	[1]	2.00%
[1]	There is no contingent deferred sales charge on Class C shares after 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Equity Fund) INTERNATIONAL GROWTH EQUITY FUND		Class A	Class C	Class I
Management Fees		1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	7.60%	8.16%	8.17%
Total Annual Fund Operating Expenses		8.90%	10.21%	9.22%
Fee Waiver and Expense Reimbursement	[2]	(7.20%)	(7.76%)	(7.77%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2]	1.70%	2.45%	1.45%
[1]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.61%, 8.52% and 8.52% for Class A shares, Class C shares and Class I shares, respectively.
[2]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.45% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your Shares
Expense Example, No Redemption (International Growth Equity Fund) INTERNATIONAL GROWTH EQUITY FUND (USD $)	Class A	Class C	Class I
1-Year	738	248	148
3-Year	2,404	2,235	1,978
5-Year	3,943	4,020	3,656
10-Year	7,924	7,729	7,271

If you did not redeemed your Shares
Expense Example (International Growth Equity Fund) INTERNATIONAL GROWTH EQUITY FUND (USD $)	Class A	Class C	Class I
1-Year	738	248	148
3-Year	2,404	2,235	1,978
5-Year	3,943	4,020	3,656
10-Year	7,924	7,729	7,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in a portfolio of equity securities of non-U.S. companies, including those with small-, medium- and large-capitalizations. Individual securities generally will have a minimum market capitalization of  $100 million at the time of purchase. The Fund may invest a substantial amount (i.e., more than 25%) of its assets in issuers located in a single country or a limited number of countries, but in no event will the Fund be invested in fewer than three different countries. McKinley Capital Management, LLC ("McKinley Capital"), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Growth and Value Investing Risks – Growth stocks tend to be more expensive and more sensitive to changes in their earnings than other types of stocks. The price of value stocks may not increase as anticipated, and value stocks may not pay dividends, if other investors fail to recognize the issuer's value or favor investing in faster-growing issuers.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Bar Chart and Performance Information

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 9/30/10, was up 17.07%; and Worst Quarter 6/30/10, was down -14.24%
Performance Table Average Annual Total Returns (%) as of December 31, 2010
Average Annual Total Returns (International Growth Equity Fund) INTERNATIONAL GROWTH EQUITY FUND		Inception date	1 Year	Lifetime
Class A		Dec 29, 2008	11.17%	16.89%
Class A Return after Taxes on Distributions		Dec 29, 2008	10.84%	16.71%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	7.71%	14.51%
Class C		Dec 29, 2008	10.52%	16.09%
Class I		Dec 29, 2008	11.54%	17.25%
MSCI EAFE Growth Index (reflects no deductions for fees, expenses or taxes)	[1]		12.25%	21.60%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

International Equity Fund
Investment Objective
The International Equity Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (International Equity Fund) INTERNATIONAL EQUITY FUND	Class A	Class C		Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	5.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	none	1.00%	[1]	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	2.00%	2.00%	[1]	2.00%
[1]	There is no contingent deferred sales charge on Class C shares after 12 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Equity Fund) INTERNATIONAL EQUITY FUND		Class A	Class C	Class I
Management Fees	[1]	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[2]	8.63%	7.94%	7.98%
Acquired Funds Fees and Expenses		0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses		9.94%	10.00%	9.04%
Fee Waiver and Expense Reimbursement	[3]	(7.78%)	(7.09%)	(7.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[4]	2.16%	2.91%	1.91%
[1]	The Management fees are .85% of the average daily net assets, however, the fees are reduced by the assets invested in other Funds managed by the Advisor.
[2]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 8.76%, 8.25% and 8.29%.
[3]	Effective November 1, 2010, the Fund's adviser, Nomura Asset Management U.S.A ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.40% (excluding Distribution and Service (12b-1) Fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that the recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[4]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or held your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your Shares
Expense Example, No Redemption (International Equity Fund) INTERNATIONAL EQUITY FUND (USD $)	Class A	Class C	Class I
1-Year	781	294	194
3-Year	2,614	2,235	1,983
5-Year	4,270	3,986	3,631
10-Year	7,745	7,654	7,202

If you did not redeem your Shares
Expense Example (International Equity Fund) INTERNATIONAL EQUITY FUND (USD $)	Class A	Class C	Class I
1-Year	781	294	194
3-Year	2,614	2,235	1,983
5-Year	4,270	3,986	3,631
10-Year	7,745	7,654	7,202

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of non-U.S. companies, either directly or through other Funds. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts.

The Fund will allocate its assets among various regions and countries, which may include the United States (but in no less than three different countries). The Fund may also invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or a limited number of countries. In the pursuit of attractive returns across a wide variety of exciting investment opportunities Nomura Asset Management U.K. Limited ("NAM UK") seeks to add value principally through two sources: allocation and stock selection. NAM UK, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. When investing in Japan and Asia, NAM UK may make use of other Funds which form part of the Corporation's structure, including, but not limited to, The Japan Fund and the Asia Pacific ex Japan Fund, to the extent permitted by applicable law. NAM UK may also invest directly in Japan and Asia. In other geographic areas, NAM UK expects to invest directly.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Fund of Funds Risk – An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund's expenses and, indirectly, the management fees and other expenses of the underlying funds, although the management fee paid to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees; provided, however, that the management fee paid to NAM USA will be calculated by including investments in money market funds that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Bar Chart and Performance Information

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 23.45%; and Worst Quarter 3/31/09, was -14.29%
Performance Table Average Annual Total Returns (%) as of December 31, 2010
Average Annual Total Returns (International Equity Fund) INTERNATIONAL EQUITY FUND		Inception date	1 Year	Lifetime
Class A		Dec 29, 2008	9.76%	19.60%
Class A Return after Taxes on Distributions		Dec 29, 2008	7.40%	17.06%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec 29, 2008	6.92%	15.50%
Class C		Dec 29, 2008	9.26%	18.91%
Class I		Dec 29, 2008	10.37%	20.11%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[1]		7.75%	20.37%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000053192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
THE JAPAN FUND, INC. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%	[1]
1-Year	rr_ExpenseExampleYear01	752
3-Year	rr_ExpenseExampleYear03	1,221
5-Year	rr_ExpenseExampleYear05	1,715
10-Year	rr_ExpenseExampleYear10	3,070
1-Year	rr_ExpenseExampleNoRedemptionYear01	752
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,221
5-Year	rr_ExpenseExampleNoRedemptionYear05	1,715
10-Year	rr_ExpenseExampleNoRedemptionYear10	3,070
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	16.03%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10	11.89%	[2]
THE JAPAN FUND, INC. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%	[1]
1-Year	rr_ExpenseExampleYear01	263
3-Year	rr_ExpenseExampleYear03	893
5-Year	rr_ExpenseExampleYear05	1,549
10-Year	rr_ExpenseExampleYear10	3,305
1-Year	rr_ExpenseExampleNoRedemptionYear01	263
3-Year	rr_ExpenseExampleNoRedemptionYear03	893
5-Year	rr_ExpenseExampleNoRedemptionYear05	1,549
10-Year	rr_ExpenseExampleNoRedemptionYear10	3,305
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	14.98%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10	11.20%	[2]
THE JAPAN FUND, INC. | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%	[1]
1-Year	rr_ExpenseExampleYear01	163
3-Year	rr_ExpenseExampleYear03	566
5-Year	rr_ExpenseExampleYear05	995
10-Year	rr_ExpenseExampleYear10	2,188
1-Year	rr_ExpenseExampleNoRedemptionYear01	163
3-Year	rr_ExpenseExampleNoRedemptionYear03	566
5-Year	rr_ExpenseExampleNoRedemptionYear05	995
10-Year	rr_ExpenseExampleNoRedemptionYear10	2,188
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10	12.31%	[2]
THE JAPAN FUND, INC. | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.68%	[1]
1-Year	rr_ExpenseExampleYear01	171
3-Year	rr_ExpenseExampleYear03	591
5-Year	rr_ExpenseExampleYear05	1,036
10-Year	rr_ExpenseExampleYear10	2,273
1-Year	rr_ExpenseExampleNoRedemptionYear01	171
3-Year	rr_ExpenseExampleNoRedemptionYear03	591
5-Year	rr_ExpenseExampleNoRedemptionYear05	1,036
10-Year	rr_ExpenseExampleNoRedemptionYear10	2,273
Annual Return 2001	rr_AnnualReturn2001	(33.63%)
Annual Return 2002	rr_AnnualReturn2002	(8.45%)
Annual Return 2003	rr_AnnualReturn2003	58.10%
Annual Return 2004	rr_AnnualReturn2004	11.95%
Annual Return 2005	rr_AnnualReturn2005	24.20%
Annual Return 2006	rr_AnnualReturn2006	(3.56%)
Annual Return 2007	rr_AnnualReturn2007	(2.45%)
Annual Return 2008	rr_AnnualReturn2008	(31.13%)
Annual Return 2009	rr_AnnualReturn2009	6.82%
Annual Return 2010	rr_AnnualReturn2010	16.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.86%)
1 Year	rr_AverageAnnualReturnYear01	16.28%
5 Years	rr_AverageAnnualReturnYear05	(4.25%)
10 Years	rr_AverageAnnualReturnYear10	0.72%
THE JAPAN FUND, INC. | Class S | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.20%
5 Years	rr_AverageAnnualReturnYear05	(4.41%)
10 Years	rr_AverageAnnualReturnYear10	0.62%
THE JAPAN FUND, INC. | Class S | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.58%
5 Years	rr_AverageAnnualReturnYear05	(3.65%)
10 Years	rr_AverageAnnualReturnYear10	0.56%
THE JAPAN FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Japan Fund
Objective [Heading]	rr_ObjectiveHeading

		Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Japan Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeemed your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan. Securities include common stocks, preferred stocks, convertible securities and warrants. The Fund will normally invest in common stocks. The Fund may also invest in Japanese real estate investment trusts ("J-REITs") and Japanese exchange traded funds ("ETFs"). The Fund utilizes a "multi-manager" approach pursuant to which the Fund's investments are allocated among experienced portfolio management teams who are responsible for large cap value, large cap growth and small cap growth/value blend investment styles. The Fund may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to economic and political conditions in Japan and geopolitical conditions in Asia and the Middle East. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Growth and Value Investing Risks – Growth stocks tend to be more expensive and more sensitive to changes in their earnings than other types of stocks. The price of value stocks may not increase as anticipated, and value stocks may not pay dividends, if other investors fail to recognize the issuer's value or favor investing in faster-growing issuers.

Exchange Traded Funds – ETFs seek to track the performance of securities indices. The market value of an ETF is expected to rise and fall with changes in the value of its underlying index, but an ETF's return may not match the return of its underlying index as a result of expenses, cash flows and investment timing differences. Shares of ETFs have many of the same risks as direct investments in common stocks and bonds.

REIT and J-REIT Risk – Investing in real estate investment trusts ("REITs") involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk. J-REITs are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the returns for the Fund's Class S shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class S shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class S shares. After-tax returns for Class A, C and I shares will vary. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class S Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class S shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 9/30/03, was 30.23%; and Worst Quarter 9/30/01, was -19.86%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A, C, and I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns for Class A, C, and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

THE JAPAN FUND, INC. | The Tokyo Stock Price Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.86%	[4]
5 Years	rr_AverageAnnualReturnYear05	(3.27%)	[4]
10 Years	rr_AverageAnnualReturnYear10	1.03%	[4]
ASIA PACIFIC EX JAPAN FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.65%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.00%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.25%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.75%	[6]
1-Year	rr_ExpenseExampleYear01	743
3-Year	rr_ExpenseExampleYear03	2,425
5-Year	rr_ExpenseExampleYear05	3,975
10-Year	rr_ExpenseExampleYear10	7,340
1-Year	rr_ExpenseExampleNoRedemptionYear01	743
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,425
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,975
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,340
Annual Return 2009	rr_AnnualReturn2009	60.42%
Annual Return 2010	rr_AnnualReturn2010	18.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.53%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	18.41%
Lifetime	rr_AverageAnnualReturnSinceInception	39.08%
ASIA PACIFIC EX JAPAN FUND | Class A | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	14.83%
Lifetime	rr_AverageAnnualReturnSinceInception	34.39%
ASIA PACIFIC EX JAPAN FUND | Class A | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	13.93%
Lifetime	rr_AverageAnnualReturnSinceInception	31.56%
ASIA PACIFIC EX JAPAN FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.55%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.65%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.15%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.50%	[6]
1-Year	rr_ExpenseExampleYear01	253
3-Year	rr_ExpenseExampleYear03	2,140
5-Year	rr_ExpenseExampleYear05	3,856
10-Year	rr_ExpenseExampleYear10	7,494
1-Year	rr_ExpenseExampleNoRedemptionYear01	253
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,140
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,856
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,494
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	17.50%
Lifetime	rr_AverageAnnualReturnSinceInception	38.05%
ASIA PACIFIC EX JAPAN FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.81%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.41%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.50%	[6]
1-Year	rr_ExpenseExampleYear01	153
3-Year	rr_ExpenseExampleYear03	1,743
5-Year	rr_ExpenseExampleYear05	3,242
10-Year	rr_ExpenseExampleYear10	6,624
1-Year	rr_ExpenseExampleNoRedemptionYear01	153
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,743
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,242
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,624
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	18.68%
Lifetime	rr_AverageAnnualReturnSinceInception	39.43%
ASIA PACIFIC EX JAPAN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Asia Pacific ex Japan Fund
Objective [Heading]	rr_ObjectiveHeading

		Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Asia Pacific ex Japan Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.69%, 7.75% and 7.05% for Class A shares, Class C shares and Class I shares, respectively
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies in the Asia Pacific region, excluding Japan, either directly or through its investments in other funds. Equity securities include common stocks and related securities, such as preferred stock, convertible securities, depositary receipts and real estate investment trusts ("REITs"). Nomura Asset Management Singapore Limited ("NAM Singapore"), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers. The Fund may invest in the Greater China Fund and the India Fund, which are also series of the Corporation to the extent permitted by applicable law.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of companies in the Asia Pacific region, excluding Japan, either directly or through its investments in other funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in the Asia Pacific region, exclusive of Japan, the Fund's performance is expected to be closely tied to economic and political conditions in the Asia Pacific region and geopolitical conditions in the Asia Pacific region. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

REIT Risk – Investing in REITs involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.

Fund of Funds Risk – An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund's expenses and, indirectly, the management fees and other expense of the underlying funds although the management fee paid to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees; provided, however, that the management fee paid to NAM USA will be calculated by including investments in money market funds that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 29.55%; and Worst Quarter 6/30/10, was -8.53%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31,2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASIA PACIFIC EX JAPAN FUND | MSCI All Country (AC) Pacific ex Japan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.13%	[7]
Lifetime	rr_AverageAnnualReturnSinceInception	45.51%	[7]
INDIA FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.73%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.18%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.23%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.95%	[9]
1-Year	rr_ExpenseExampleYear01	762
3-Year	rr_ExpenseExampleYear03	2,127
5-Year	rr_ExpenseExampleYear05	3,433
10-Year	rr_ExpenseExampleYear10	6,456
1-Year	rr_ExpenseExampleNoRedemptionYear01	762
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,127
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,433
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,456
Annual Return 2009	rr_AnnualReturn2009	80.12%
Annual Return 2010	rr_AnnualReturn2010	19.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	57.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.46%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	19.67%
Lifetime	rr_AverageAnnualReturnSinceInception	46.95%
INDIA FUND | Class A | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	16.93%
Lifetime	rr_AverageAnnualReturnSinceInception	38.14%
INDIA FUND | Class A | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	13.56%
Lifetime	rr_AverageAnnualReturnSinceInception	35.56%
INDIA FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.72%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.92%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.22%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.70%	[9]
1-Year	rr_ExpenseExampleYear01	273
3-Year	rr_ExpenseExampleYear03	1,846
5-Year	rr_ExpenseExampleYear05	3,328
10-Year	rr_ExpenseExampleYear10	6,672
1-Year	rr_ExpenseExampleNoRedemptionYear01	273
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,846
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,328
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,672
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	18.90%
Lifetime	rr_AverageAnnualReturnSinceInception	45.88%
INDIA FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.73%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.93%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.23%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.70%	[9]
1-Year	rr_ExpenseExampleYear01	173
3-Year	rr_ExpenseExampleYear03	1,577
5-Year	rr_ExpenseExampleYear05	2,928
10-Year	rr_ExpenseExampleYear10	6,084
1-Year	rr_ExpenseExampleNoRedemptionYear01	173
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,577
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,928
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,084
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	19.99%
Lifetime	rr_AverageAnnualReturnSinceInception	47.31%
INDIA FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	India Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The India Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. A majority of the equity securities of Indian companies in which the Fund invests will be publicly-traded securities. The Fund is non-diversified and may invest a relatively high percentage of its assets in a small number of issuers. Nomura Asset Management Singapore Limited ("NAM Singapore"), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Indian companies or instruments that have similar economic characteristics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in India, the Fund's performance is expected to be closely tied to economic and political conditions in India and geopolitical conditions in India. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

There are restrictions on foreign investment and are exchange control regulations in India. There can be no assurance that these restrictions and regulations will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Non-Diversification Risk – Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any singular event affecting those issuers than is a diversified fund.

 Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any singular event affecting those issuers than is a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 57.39%; and Worst Quarter 3/31/09, was -8.46%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDIA FUND | MSCI India Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.95%	[10]
Lifetime	rr_AverageAnnualReturnSinceInception	58.63%	[10]
Greater China Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.96%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.41%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.46%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.95%	[12]
1-Year	rr_ExpenseExampleYear01	762
3-Year	rr_ExpenseExampleYear03	2,341
5-Year	rr_ExpenseExampleYear05	3,814
10-Year	rr_ExpenseExampleYear10	7,078
1-Year	rr_ExpenseExampleNoRedemptionYear01	762
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,341
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,814
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,078
Annual Return 2009	rr_AnnualReturn2009	51.01%
Annual Return 2010	rr_AnnualReturn2010	16.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.75%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	16.13%
Lifetime	rr_AverageAnnualReturnSinceInception	33.13%
Greater China Fund | Class A | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	14.04%
Lifetime	rr_AverageAnnualReturnSinceInception	30.77%
Greater China Fund | Class A | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	12.43%
Lifetime	rr_AverageAnnualReturnSinceInception	27.74%
Greater China Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.94%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.14%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.44%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.70%	[12]
1-Year	rr_ExpenseExampleYear01	273
3-Year	rr_ExpenseExampleYear03	2,067
5-Year	rr_ExpenseExampleYear05	3,715
10-Year	rr_ExpenseExampleYear10	7,273
1-Year	rr_ExpenseExampleNoRedemptionYear01	273
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,067
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,715
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,273
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	15.29%
Lifetime	rr_AverageAnnualReturnSinceInception	32.14%
Greater China Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.89%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.09%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.39%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.70%	[12]
1-Year	rr_ExpenseExampleYear01	173
3-Year	rr_ExpenseExampleYear03	1,793
5-Year	rr_ExpenseExampleYear05	3,315
10-Year	rr_ExpenseExampleYear10	6,726
1-Year	rr_ExpenseExampleNoRedemptionYear01	173
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,793
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,315
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,726
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	16.40%
Lifetime	rr_AverageAnnualReturnSinceInception	33.47%
Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Greater China Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Greater China Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.03%, 7.05% and 7.16% for Class A shares, Class C shares and Class I shares, respectively
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Chinese companies (companies located or having a principal trading market in China, Hong Kong or Taiwan) or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The Fund is non-diversified and may invest a relatively high percentage of its assets in a small number of issuers. Nomura Asset Management Hong Kong Limited ("NAM Hong Kong"), on behalf of the Fund, uses a proprietary quantitative investment process together with fundamental analysis. NAM Hong Kong, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Chinese companies (companies located or having a principal trading market in China, Hong Kong or Taiwan) or instruments that have similar economic characteristics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in China, Hong Kong and Taiwan, the Fund's performance is expected to be closely tied to economic and political conditions in those areas and geopolitical conditions in the China region. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Non-Diversification Risk – Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any singular event affecting those issuers than is a diversified fund.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk – Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any singular event affecting those issuers than is a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 25.27%; and Worst Quarter 6/30/10, was -7.75%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Greater China Fund | MSCI Golden Dragon Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.24%	[13]
Lifetime	rr_AverageAnnualReturnSinceInception	39.28%	[13]
GLOBAL EQUITY INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	8.61%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.26%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.50%	[15]
1-Year	rr_ExpenseExampleYear01	719
3-Year	rr_ExpenseExampleYear03	2,533
5-Year	rr_ExpenseExampleYear05	4,179
10-Year	rr_ExpenseExampleYear10	7,656
1-Year	rr_ExpenseExampleNoRedemptionYear01	719
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,533
5-Year	rr_ExpenseExampleNoRedemptionYear05	4,179
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,656
Annual Return 2009	rr_AnnualReturn2009	21.77%
Annual Return 2010	rr_AnnualReturn2010	11.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.76%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	11.18%
Lifetime	rr_AverageAnnualReturnSinceInception	17.72%
GLOBAL EQUITY INCOME FUND | Class A | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	9.25%
Lifetime	rr_AverageAnnualReturnSinceInception	15.91%
GLOBAL EQUITY INCOME FUND | Class A | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	7.84%
Lifetime	rr_AverageAnnualReturnSinceInception	14.28%
GLOBAL EQUITY INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	8.40%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.30%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.05%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.25%	[15]
1-Year	rr_ExpenseExampleYear01	228
3-Year	rr_ExpenseExampleYear03	2,234
5-Year	rr_ExpenseExampleYear05	4,033
10-Year	rr_ExpenseExampleYear10	7,760
1-Year	rr_ExpenseExampleNoRedemptionYear01	228
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,234
5-Year	rr_ExpenseExampleNoRedemptionYear05	4,033
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,760
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	10.22%
Lifetime	rr_AverageAnnualReturnSinceInception	16.81%
GLOBAL EQUITY INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	8.69%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.59%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.34%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.25%	[15]
1-Year	rr_ExpenseExampleYear01	127
3-Year	rr_ExpenseExampleYear03	2,027
5-Year	rr_ExpenseExampleYear05	3,756
10-Year	rr_ExpenseExampleYear10	7,432
1-Year	rr_ExpenseExampleNoRedemptionYear01	127
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,027
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,756
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,432
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	11.35%
Lifetime	rr_AverageAnnualReturnSinceInception	17.99%
GLOBAL EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Equity Income Fund's (the "Fund") investment objective is to achieve current income and long-term growth of capital through investing in relatively high dividend-paying stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund seeks to focus on income-producing equity securities, such as common and preferred dividend-paying stocks and real estate investment trusts ("REITs"). The Fund may invest in other types of securities and invests in U.S. and non-U.S. issuers. Under normal market conditions, the Fund will invest significantly (at least 40% of its assets unless market conditions are not deemed favorable by Nomura Asset Management Co., Ltd ("NAM Tokyo"), in which case the Fund would invest at least 30% of its assets) in non-U.S. companies. The Fund may invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or limited number of countries, but in no event will the Fund be invested in fewer than three different countries, as selected by NAM Tokyo. NAM Tokyo, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

REIT Risk – Investing in REITs involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.

Inflation Risk – The value of assets or income from the Fund's investments may be worth less in the future if inflation decreases the value of money.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives Policies and Strategies" section in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 17.70%; and Worst Quarter 3/31/09, was -13.76%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GLOBAL EQUITY INCOME FUND | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%	[10]
Lifetime	rr_AverageAnnualReturnSinceInception	22.24%	[10]
GLOBAL EMERGING MARKETS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.18%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.63%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.78%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%	[17]
1-Year	rr_ExpenseExampleYear01	752
3-Year	rr_ExpenseExampleYear03	2,197
5-Year	rr_ExpenseExampleYear05	3,567
10-Year	rr_ExpenseExampleYear10	6,688
1-Year	rr_ExpenseExampleNoRedemptionYear01	752
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,197
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,567
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,688
Annual Return 2009	rr_AnnualReturn2009	60.75%
Annual Return 2010	rr_AnnualReturn2010	19.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.51%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	19.38%
Lifetime	rr_AverageAnnualReturnSinceInception	39.03%
GLOBAL EMERGING MARKETS FUND | Class A | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	16.99%
Lifetime	rr_AverageAnnualReturnSinceInception	35.88%
GLOBAL EMERGING MARKETS FUND | Class A | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	13.66%
Lifetime	rr_AverageAnnualReturnSinceInception	32.22%
GLOBAL EMERGING MARKETS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.17%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.37%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.77%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%	[17]
1-Year	rr_ExpenseExampleYear01	263
3-Year	rr_ExpenseExampleYear03	1,920
5-Year	rr_ExpenseExampleYear05	3,467
10-Year	rr_ExpenseExampleYear10	6,902
1-Year	rr_ExpenseExampleNoRedemptionYear01	263
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,920
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,467
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,902
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	18.43%
Lifetime	rr_AverageAnnualReturnSinceInception	37.98%
GLOBAL EMERGING MARKETS FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.18%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.38%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.78%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%	[17]
1-Year	rr_ExpenseExampleYear01	163
3-Year	rr_ExpenseExampleYear03	1,653
5-Year	rr_ExpenseExampleYear05	3,073
10-Year	rr_ExpenseExampleYear10	6,338
1-Year	rr_ExpenseExampleNoRedemptionYear01	163
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,653
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,073
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,338
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	19.61%
Lifetime	rr_AverageAnnualReturnSinceInception	39.35%
GLOBAL EMERGING MARKETS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Emerging Markets Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 6.39%, 6.41% and 6.42% for Class A shares, Class C shares and Class I shares, respectively
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of issuers in emerging markets (i.e., countries that have an emerging market as defined by Standard & Poor's® (S&P®), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets. The Fund may invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or limited number of countries. The Fund will invest primarily in common stocks across countries, but in no event will the Fund be invested in fewer than three different countries, as selected by Martin Currie Inc. ("Martin Currie"). Martin Currie, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its assets in securities of issuers in emerging markets (i.e., countries that have an emerging market as defined by Standard & Poor's® (S&P®), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments.

Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 28.18%; and Worst Quarter 6/30/10, was -6.51%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GLOBAL EMERGING MARKETS FUND | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.88%	[18]
Lifetime	rr_AverageAnnualReturnSinceInception	47.54%	[18]
GLOBAL ALPHA EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.57%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.92%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.07%)	[20]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%	[20]
1-Year	rr_ExpenseExampleYear01	752
3-Year	rr_ExpenseExampleYear03	2,419
5-Year	rr_ExpenseExampleYear05	3,958
10-Year	rr_ExpenseExampleYear10	7,308
1-Year	rr_ExpenseExampleNoRedemptionYear01	752
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,419
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,958
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,308
Annual Return 2009	rr_AnnualReturn2009	24.88%
Annual Return 2010	rr_AnnualReturn2010	9.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.13%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	9.45%
Lifetime	rr_AverageAnnualReturnSinceInception	18.51%
GLOBAL ALPHA EQUITY FUND | Class A | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	8.44%
Lifetime	rr_AverageAnnualReturnSinceInception	17.37%
GLOBAL ALPHA EQUITY FUND | Class A | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	7.06%
Lifetime	rr_AverageAnnualReturnSinceInception	15.46%
GLOBAL ALPHA EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.60%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.10%)	[20]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%	[20]
1-Year	rr_ExpenseExampleYear01	263
3-Year	rr_ExpenseExampleYear03	2,157
5-Year	rr_ExpenseExampleYear05	3,878
10-Year	rr_ExpenseExampleYear10	7,519
1-Year	rr_ExpenseExampleNoRedemptionYear01	263
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,157
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,878
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,519
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	8.64%
Lifetime	rr_AverageAnnualReturnSinceInception	17.63%
GLOBAL ALPHA EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.52%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.62%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.02%)	[20]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%	[20]
1-Year	rr_ExpenseExampleYear01	163
3-Year	rr_ExpenseExampleYear03	1,881
5-Year	rr_ExpenseExampleYear05	3,478
10-Year	rr_ExpenseExampleYear10	6,990
1-Year	rr_ExpenseExampleNoRedemptionYear01	163
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,881
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,478
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,990
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	9.85%
Lifetime	rr_AverageAnnualReturnSinceInception	18.85%
GLOBAL ALPHA EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Alpha Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Alpha Equity Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.86%, 7.70% and 7.83% for Class A shares, Class C shares and Class I shares, respectively
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. and non-U.S. companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its assets unless market conditions are not deemed favorable by Martin Currie Inc. ("Martin Currie"), in which case the Fund would invest at least 30% of its assets) in non-U.S. companies. The Fund may invest a substantial amount (i.e., more than 25%) of its assets in issuers located in a single country or a limited number of countries, but in no event will the Fund be invested in fewer than three different countries. Martin Currie, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. and non-U.S. companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Concentration Risk – Because the Fund may invest a higher percentage of its assets in a relatively small number of issuers the Fund is more susceptible to any singular event affecting those issuers than is a more broadly diversified fund.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 19.39%; and Worst Quarter 6/30/10, was -13.13%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GLOBAL ALPHA EQUITY FUND | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%	[10]
Lifetime	rr_AverageAnnualReturnSinceInception	22.42%	[10]
INTERNATIONAL GROWTH EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.60%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.90%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.20%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.70%	[22]
1-Year	rr_ExpenseExampleYear01	738
3-Year	rr_ExpenseExampleYear03	2,404
5-Year	rr_ExpenseExampleYear05	3,943
10-Year	rr_ExpenseExampleYear10	7,924
1-Year	rr_ExpenseExampleNoRedemptionYear01	738
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,404
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,943
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,924
Annual Return 2009	rr_AnnualReturn2009	19.94%
Annual Return 2010	rr_AnnualReturn2010	11.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.24%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	11.17%
Lifetime	rr_AverageAnnualReturnSinceInception	16.89%
INTERNATIONAL GROWTH EQUITY FUND | Class A | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	10.84%
Lifetime	rr_AverageAnnualReturnSinceInception	16.71%
INTERNATIONAL GROWTH EQUITY FUND | Class A | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	7.71%
Lifetime	rr_AverageAnnualReturnSinceInception	14.51%
INTERNATIONAL GROWTH EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	8.16%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.21%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.76%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.45%	[22]
1-Year	rr_ExpenseExampleYear01	248
3-Year	rr_ExpenseExampleYear03	2,235
5-Year	rr_ExpenseExampleYear05	4,020
10-Year	rr_ExpenseExampleYear10	7,729
1-Year	rr_ExpenseExampleNoRedemptionYear01	248
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,235
5-Year	rr_ExpenseExampleNoRedemptionYear05	4,020
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,729
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	10.52%
Lifetime	rr_AverageAnnualReturnSinceInception	16.09%
INTERNATIONAL GROWTH EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	8.17%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.22%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.77%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.45%	[22]
1-Year	rr_ExpenseExampleYear01	148
3-Year	rr_ExpenseExampleYear03	1,978
5-Year	rr_ExpenseExampleYear05	3,656
10-Year	rr_ExpenseExampleYear10	7,271
1-Year	rr_ExpenseExampleNoRedemptionYear01	148
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,978
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,656
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,271
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	11.54%
Lifetime	rr_AverageAnnualReturnSinceInception	17.25%
INTERNATIONAL GROWTH EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Growth Equity Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.61%, 8.52% and 8.52% for Class A shares, Class C shares and Class I shares, respectively
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeemed your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in a portfolio of equity securities of non-U.S. companies, including those with small-, medium- and large-capitalizations. Individual securities generally will have a minimum market capitalization of  $100 million at the time of purchase. The Fund may invest a substantial amount (i.e., more than 25%) of its assets in issuers located in a single country or a limited number of countries, but in no event will the Fund be invested in fewer than three different countries. McKinley Capital Management, LLC ("McKinley Capital"), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its assets in a portfolio of equity securities of non-U.S. companies, including those with small-, medium- and large-capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Growth and Value Investing Risks – Growth stocks tend to be more expensive and more sensitive to changes in their earnings than other types of stocks. The price of value stocks may not increase as anticipated, and value stocks may not pay dividends, if other investors fail to recognize the issuer's value or favor investing in faster-growing issuers.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 9/30/10, was up 17.07%; and Worst Quarter 6/30/10, was down -14.24%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INTERNATIONAL GROWTH EQUITY FUND | MSCI EAFE Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.25%	[23]
Lifetime	rr_AverageAnnualReturnSinceInception	21.60%	[23]
INTERNATIONAL EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%	[24]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	8.63%	[25]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.94%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.78%)	[26]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.16%	[27]
1-Year	rr_ExpenseExampleYear01	781
3-Year	rr_ExpenseExampleYear03	2,614
5-Year	rr_ExpenseExampleYear05	4,270
10-Year	rr_ExpenseExampleYear10	7,745
1-Year	rr_ExpenseExampleNoRedemptionYear01	781
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,614
5-Year	rr_ExpenseExampleNoRedemptionYear05	4,270
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,745
Annual Return 2009	rr_AnnualReturn2009	28.59%
Annual Return 2010	rr_AnnualReturn2010	9.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.29%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	9.76%
Lifetime	rr_AverageAnnualReturnSinceInception	19.60%
INTERNATIONAL EQUITY FUND | Class A | Return after Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	7.40%
Lifetime	rr_AverageAnnualReturnSinceInception	17.06%
INTERNATIONAL EQUITY FUND | Class A | Return after Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	6.92%
Lifetime	rr_AverageAnnualReturnSinceInception	15.50%
INTERNATIONAL EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.55%	[24]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.94%	[25]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.00%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.09%)	[26]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.91%	[27]
1-Year	rr_ExpenseExampleYear01	294
3-Year	rr_ExpenseExampleYear03	2,235
5-Year	rr_ExpenseExampleYear05	3,986
10-Year	rr_ExpenseExampleYear10	7,654
1-Year	rr_ExpenseExampleNoRedemptionYear01	294
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,235
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,986
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,654
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	9.26%
Lifetime	rr_AverageAnnualReturnSinceInception	18.91%
INTERNATIONAL EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%	[24]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.98%	[25]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.04%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.13%)	[26]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.91%	[27]
1-Year	rr_ExpenseExampleYear01	194
3-Year	rr_ExpenseExampleYear03	1,983
5-Year	rr_ExpenseExampleYear05	3,631
10-Year	rr_ExpenseExampleYear10	7,202
1-Year	rr_ExpenseExampleNoRedemptionYear01	194
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,983
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,631
10-Year	rr_ExpenseExampleNoRedemptionYear10	7,202
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
1 Year	rr_AverageAnnualReturnYear01	10.37%
Lifetime	rr_AverageAnnualReturnSinceInception	20.11%
INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 8.76%, 8.25% and 8.29%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or held your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of non-U.S. companies, either directly or through other Funds. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts.

The Fund will allocate its assets among various regions and countries, which may include the United States (but in no less than three different countries). The Fund may also invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or a limited number of countries. In the pursuit of attractive returns across a wide variety of exciting investment opportunities Nomura Asset Management U.K. Limited ("NAM UK") seeks to add value principally through two sources: allocation and stock selection. NAM UK, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. When investing in Japan and Asia, NAM UK may make use of other Funds which form part of the Corporation's structure, including, but not limited to, The Japan Fund and the Asia Pacific ex Japan Fund, to the extent permitted by applicable law. NAM UK may also invest directly in Japan and Asia. In other geographic areas, NAM UK expects to invest directly.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of non-U.S. companies, either directly or through other Funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Fund of Funds Risk – An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund's expenses and, indirectly, the management fees and other expenses of the underlying funds, although the management fee paid to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees; provided, however, that the management fee paid to NAM USA will be calculated by including investments in money market funds that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 23.45%; and Worst Quarter 3/31/09, was -14.29%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INTERNATIONAL EQUITY FUND | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%	[28]
Lifetime	rr_AverageAnnualReturnSinceInception	20.37%	[28]

[1]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Since inception.
[3]	There is no contingent deferred sales charge on Class C shares after 12 months.
[4]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.
[5]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.69%, 7.75% and 7.05% for Class A shares, Class C shares and Class I shares, respectively.
[6]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.50% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[7]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.
[8]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 5.76%, 5.97% and 5.98% for Class A shares, Class C shares and Class I shares, respectively.
[9]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.70% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[10]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.
[11]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.03%, 7.05% and 7.16% for Class A shares, Class C shares and Class I shares, respectively.
[12]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.70% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[13]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.
[14]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 8.68%, 8.69% and 9.01% for Class A shares, Class C shares and Class I shares, respectively.
[15]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.25% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[16]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 6.39%, 6.41% and 6.42% for Class A shares, Class C shares and Class I shares, respectively.
[17]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[18]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.
[19]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.86%, 7.70% and 7.83% for Class A shares, Class C shares and Class I shares, respectively.
[20]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[21]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 7.61%, 8.52% and 8.52% for Class A shares, Class C shares and Class I shares, respectively.
[22]	Effective November 1, 2010, the Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.45% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[23]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.
[24]	The Management fees are .85% of the average daily net assets, however, the fees are reduced by the assets invested in other Funds managed by the Advisor.
[25]	Other Expenses have been restated to reflect current fees and do not include offering expenses incurred during the most recent period. If they had been included, Other Expenses would be 8.76%, 8.25% and 8.29%.
[26]	Effective November 1, 2010, the Fund's adviser, Nomura Asset Management U.S.A ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.40% (excluding Distribution and Service (12b-1) Fees, interest expense and certain other expenses) until January 28, 2012. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that the recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[27]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[28]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.